ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2017
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations

	Thousands of Yen
	2016	2017
Balance at beginning of year	¥48,041	¥49,005
Liabilities incurred during the year	—	—
Accretion expense	964	976
Balance at end of year	¥49,005	¥49,981